Cost of Sales (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Sales [Member]
Cost of Sales [Line Items]
Total depreciation	RM 3,496,317	RM 1,624,383